Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2018	As of December 31, 2017

Direct loans to third parties	$12,000,000	$4,960,818
Entrusted loans to third parties	34,969,111	36,729,822
Impairment on uncollectable loans	(7,119,594)	-
Total loans to third parties	$39,849,517	$41,690,640

Schedule of Direct Loan Information

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
B	$4,000,000	5%	August 6, 2019
C	5,000,000	15%	January 28, 2019
D	3,000,000	5%	July 6, 2019

Total	$12,000,000

The detailed direct loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,060,818	14%	March 26, 2018
B	1,900,000	8%	February 10, 2018
Total	$4,960,818

Schedule of Entrusted Loan Information

The balance of entrusted loans as of December 31, 2018 was $34,996,111 to four borrowers. The detailed entrusted loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
E	$2,914,093	16%	October 23, 2018
E	5,828,185	16%	December 26, 2018
F	4,371,139	16%	May 30, 2019
F	5,099,662	16%	July 27, 2019
G	7,285,231	16%	June 5, 2019
G	5,828,185	16%	July 9, 2019
H	3,642,616	16%	September 7, 2019
Total	$34,969,111

The balance of entrusted loans as of December 31, 2017 was $36,729,822 to four borrowers. The detailed entrusted loan information as of December 31, 2017 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$6,121,637	16%	April 14, 2018
A	7,652,046	16%	June 8, 2018
C	6,886,842	16%	July 20, 2018
D	6,886,842	16%	September 8, 2018
E	9,182,455	16%	October 23, 2018
Total	$36,729,822